Financial Instruments and Financial Risk Management - Schedule of Accounts Receivable Past Due or Impaired (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable
AR accruals	$ 447.5	$ 343.5
Receivables impaired	0.0	0.0
Allowance for credit losses	(54.7)	(33.2)	$ (2.4)
Accounts receivable	1,547.5	1,222.4
WGL Holdings
Accounts, Notes, Loans and Financing Receivable
Allowance credit losses acquired	52.9
Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	989.0	775.2
31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	74.1	61.2
61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	12.8	11.6
Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	24.1	30.9
Trade receivable
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, gross	1,574.6	1,238.2
AR accruals	447.5	343.5
Receivables impaired	54.7	33.2
Trade receivable | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	961.5	757.9
Trade receivable | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	74.1	61.2
Trade receivable | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	12.8	11.6
Trade receivable | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	24.0	30.8
Other
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, gross	27.6	17.4
AR accruals	0.0	0.0
Receivables impaired	0.0	0.0
Other | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	27.5	17.3
Other | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0.0	0.0
Other | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0.0	0.0
Other | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0.1	0.1
Allowance for credit losses
Accounts, Notes, Loans and Financing Receivable
AR accruals	0.0	0.0
Allowance for credit losses	(54.7)	(33.2)
Allowance for credit losses | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0.0	0.0
Allowance for credit losses | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0.0	0.0
Allowance for credit losses | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0.0	0.0
Allowance for credit losses | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	$ 0.0	$ 0.0